Profit Appropriation and Restricted Net Assets (Details) $ in Millions	6 Months Ended	9 Months Ended
	Jun. 30, 2021 USD ($) fund	Sep. 30, 2021 USD ($) fund	Dec. 31, 2020 USD ($)
Minimum percentage of after-tax profit transferred by Chinese subsidiaries to general reserve fund	10.00%	10.00%
Maximum percentage criteria for appropriation of after-tax profit of Chinese subsidiaries to general reserve fund	50.00%	50.00%
Number of reserve funds except general reserve fund, appropriation at the entity's discretion | fund	2	2
Minimum percentage of after-tax profit transferred by VIEs to statutory reserve fund	10.00%	10.00%
Maximum percentage criteria for in appropriation of after-tax profit by VIEs to certain statutory reserve funds	50.00%	50.00%
Reserves made to non-distributable general reserve/statutory surplus funds (in dollars)	$ 127.0	$ 127.0	$ 127.2
Net assets subject to restriction for the Group (in dollars)	$ 450.3	$ 449.9
Percent of restricted net assets of total consolidated net assets	14.50%	13.50%